Borrowings (Details) $ in Thousands	4 Months Ended	5 Months Ended	10 Months Ended	12 Months Ended
	Apr. 22, 2014 USD ($)	May 17, 2017 USD ($)	Nov. 03, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Oct. 29, 2009 USD ($)
Borrowings
Deferred financing costs				$ 10,166	$ 6,820
Interest expense				28,347	24,240	$ 27,082
Loans Payable				36,708	25,321
Dividends Paid				$ 70,000	$ 0	$ 0
Annual weighted average interest rate				6.13%	6.08%	7.21%
Navios Holdings
Borrowings
Dividends paid to Navios Holdings				$ 44,677
2022 Senior Notes
Borrowings
Amount issued in Senior Notes	$ 375,000
Senior Notes maturity date				May 01, 2022
Interest rate	7.25%
Debt redemption description				The Co-Issuers have the option to redeem the 2022 Senior Notes in whole or in part, at their option, at any time on or after May 1, 2017, at a fixed price of 105.438%, which price declines ratably until it reaches par in 2020. In addition, upon the occurrence of certain change of control events, the holders of the 2022 Senior Notes will have the right to require the Co-Issuers to repurchase some or all of the 2022 Senior Notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.
Deferred financing costs				$ 5,740	$ 6,820
Interest expense				$ 27,188	27,188	$ 27,188
Senior Notes covenants				The indenture contains covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends in excess of 6% per annum of the net proceeds received by or contributed to Navios Logistics in or from any public offering, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering into transactions with affiliates, merging or consolidating or selling all or substantially all of Navios Logistics' properties and assets and creation or designation of restricted subsidiaries.
Maximum dividend percentage				6.00%
Mandatory redemption price percentage	101.00%
2022 Senior Notes | On or after May 1, 2017
Borrowings
Redemption price percentage	105.438%
Notes Payable
Borrowings
Deferred financing costs				$ 5,949
Interest expense				$ 1,013	1,065
Repayment frequency				semi-annual installments
Repayment installments				16
Maximum borrowing capacity				$ 41,964
Interest rate description				six-month LIBOR
Line of credit facility amount outstanding				$ 31,109
Hidronave S.A. loan
Borrowings
Interest rate				6.00%
Repayment frequency				monthly
Repayment amount				$ 6
Loans Payable				$ 253	321		$ 817
Repayment terms				The loan is repayable in monthly installments of $6 each and the final repayment must occur prior to August 10, 2021.
BBVA Loan
Borrowings
Loans Payable				$ 23,250	25,000
Interest rate expressed in basis points				3.25%
Maximum borrowing capacity				$ 25,000
Interest rate description				LIBOR (180 days) plus 325 basis points
Term Bank loan
Borrowings
Loans Payable				$ 13,300	0
Term Bank loan | Two Product Tankers
Borrowings
Deferred financing costs				95
Repayment installments		20
Loans Payable				13,300
Interest rate expressed in basis points		3.15%
Maximum borrowing capacity		$ 14,000
Interest rate description		LIBOR (90 days) plus 315 basis points
Balloon payment		$ 7,000
Term Loan B Facility
Borrowings
Deferred financing costs				4,331
Interest expense				1,006
Loans Payable				100,000	$ 0
Interest rate expressed in basis points			4.75%
Maximum borrowing capacity			$ 100,000
Interest rate description			LIBOR plus 475 basis points
Dividends Paid				70,000
Line of credit facility amount outstanding				100,000
Debt amortization percentage			1.00%
Number Of Vessels			5
Term Loan B Facility | Navios Holdings
Borrowings
Dividends paid to Navios Holdings				$ 44,677